Long-term loans (Tables)	12 Months Ended
Dec. 31, 2020
Long-term loans
Long-term loans

	As at 31 December
	2020	2019
Loans from Huaneng Group and its subsidiaries (a)	7,031,664	5,403,574
Bank loans and other loans (b)	124,854,044	128,619,138

	131,885,708	134,022,712

Less: Current portion of long-term loans	19,808,313	18,658,114

Total	112,077,395	115,364,598

Loans from Huaneng Group and its subsidiaries (a)

Details of loans from Huaneng Group and its subsidiaries are as follows:

	As at 31 December 2020
	Original	RMB	Less: Current	Non-current	Annual
	currency	equivalent	portion	portion	interest rate
	’000

Loans from Huaneng Group
Unsecured
RMB
- Variable rate	666,190	666,190	24,530	641,660	4.75%

Loans from Huaneng Finance
Unsecured
RMB
- Variable rate	4,281,432	4,281,432	468,800	3,812,632	3.67%-4.80%
- Fixed rate	317,515	317,515	26,200	291,315	4.02%-4.75%

Loans from Huaneng Tiancheng Financial Leasing Co., Ltd. (“Tiancheng Financial Leasing”)
Secured
RMB
- Variable rate	633,258	633,258	100,040	533,218	4.42%-5.20%
- Fixed rate	89,060	89,060	—	89,060	5.10%

Loans from Hong Kong Asset Management Co., Ltd. (“Hong Kong Asset Management”)
Unsecured
US$
- Variable rate	160,035	1,044,209	—	1,044,209	2.30%

Total		7,031,664	619,570	6,412,094

23	Long-term loans (continued)

(a)	Loans from Huaneng Group and its subsidiaries (continued)

	As at 31 December 2019
	Original	RMB	Less: Current	Non-current	Annual
	currency	equivalent	portion	portion	interest rate
	’000

Loans from Huaneng Group
Unsecured
RMB
- Variable rate	665,225	665,225	—	665,225	4.75%

Loans from Huaneng Finance
Unsecured
RMB
- Variable rate	3,808,800	3,808,800	413,200	3,395,600	4.28%-4.75%
- Fixed rate	28,000	28,000	—	28,000	4.51%-4.61%

Loans from Tiancheng Financial Leasing
Secured
RMB
- Variable rate	580,891	580,891	246,549	334,342	4.42%-5.20%
- Fixed rate	320,658	320,658	150,000	170,658	5.10%-6.60%

Total		5,403,574	809,749	4,593,825

Bank loans and other loans (b)

Details of bank loans and other loans are as follows:

	As at 31 December 2020
	Original		Less: Current	Non-current	Annual
	currency	RMB equivalent	portion	portion	interest rate
	’000
Secured
RMB
- Fixed rate	302,677	302,677	—	302,677	4.66%
- Variable rate	9,136,041	9,136,041	1,242,992	7,893,049	4.10%-4.98%
S$
- Variable rate	120,999	596,693	14,119	582,574	1.42%
Unsecured
RMB
- Fixed rate	2,805,767	2,805,767	316,715	2,489,052	4.02%-5.39%
- Variable rate	96,118,275	96,118,275	16,355,517	79,762,758	1.80%-6.55%
US$
- Variable rate	1,319,503	8,609,627	1,217,769	7,391,858	1.42%-4.73%
S$
- Variable rate	1,430,286	7,053,310	—	7,053,310	1.85%
€
- Fixed rate	11,004	88,322	34,654	53,668	2.00%-2.15%
JPY
- Fixed rate	2,266,468	143,332	6,977	136,355	0.75%

Total		124,854,044	19,188,743	105,665,301
23	Long-term loans (continued)
(b)	Bank loans and other loans (continued)

	As at 31 December 2019
	Original		Less: Current	Non-current	Annual
	currency	RMB equivalent	portion	portion	interest rate
	’000
Secured
RMB
- Fixed rate	5,032,030	5,032,030	1,262,520	3,769,510	4.41%-4.90%
- Variable rate	4,528,406	4,528,406	521,689	4,006,717	4.28%-4.90%
S$
- Variable rate	79,371	410,658	—	410,658	2.93%
Unsecured
RMB
- Fixed rate	7,477,712	7,477,712	1,803,335	5,674,377	2.65%-5.39%
- Variable rate	88,504,897	88,504,897	12,691,426	75,813,471	1.80%-6.55%
US$
- Variable rate	1,430,672	9,974,968	1,095,931	8,879,037	2.90%-6.82%
S$
- Variable rate	2,400,063	12,417,684	431,622	11,986,062	3.33%
€
- Fixed rate	15,451	120,760	34,772	85,988	2.00%-2.15%
JPY
- Fixed rate	2,372,009	152,023	7,070	144,953	0.75%

Total		128,619,138	17,848,365	110,770,773

Maturity of long-term loans

	Loans from
	Huaneng Group		Bank loans
	and its subsidiaries		and other loans
	As at 31 December		As at 31 December
	2020	2019	2020	2019

1 year or less	619,570	809,749	19,188,743	17,848,365
More than 1 year but no more than 2 years	826,059	1,320,611	13,718,115	28,426,578
More than 2 years but no more than 5 years	2,799,377	1,583,453	45,708,377	48,138,639
More than 5 years	2,786,658	1,689,761	46,238,809	34,205,556

	7,031,664	5,403,574	124,854,044	128,619,138
Less: amount due within 1 year included under current liabilities	619,570	809,749	19,188,743	17,848,365

Total	6,412,094	4,593,825	105,665,301	110,770,773